Right-Of-Use Assets, Net and Lease Liabilities (schedule of amounts recognized in statements of profit & loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ 572	$ 550
Total cash outflow for leases	$ 2,572	$ 1,993